Cover	Aug. 22, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-36464
Entity Registrant Name	Agile Therapeutics, Inc.
Entity Central Index Key	0001261249
Entity Tax Identification Number	23-2936302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	180 Park Avenue
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	973
Local Phone Number	324-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	500 College Road East
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540